Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Discretionary Portfolio	Apr. 29, 2023
VIP Consumer Discretionary Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(34.63%)
Past 5 years	5.98%
Past 10 years	10.78%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1505
Average Annual Return:
Past 1 year	(35.13%)
Past 5 years	8.80%
Past 10 years	12.85%